Convertible Debentures - Narrative (Details) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures			$ 73,375	$ 0
Convertible Debt [member]
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures	$ 73,400	$ 97.8	$ 73,375